Cover	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40932
Entity Registrant Name	CYNGN INC.
Entity Central Index Key	0001874097
Entity Tax Identification Number	46-2007094
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1015 O’Brien Dr.
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	924-5905
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CYN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false